Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Series A Common Stock	As of September 30, 2024 and December 31, 2023, the Series A common stock reflected in the unaudited condensed consolidated balance sheet are reconciled in the following table:
Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(8,100,000)
Series A common stock issuance costs	(16,699,058)
Plus:
Remeasurement of carrying value to redemption value	33,896,988
Series A common stock subject to possible redemption, December 31, 2022	$309,097,930
Less:
Redemption	(276,471,460)
Redemptions (redeemed in December 2023, paid in January 2024)	(29,728,990)
Plus:
Remeasurement of carrying value to redemption value	4,395,161
Series A common stock subject to possible redemption, December 31, 2023	$7,292,641
Plus:
Remeasurement of carrying value to redemption value	121,197
Series A common stock subject to possible redemption, March 31, 2024	$7,413,838
Plus:
Remeasurement of carrying value to redemption value	73,483
Series A common stock subject to possible redemption, June 30, 2024	$7,487,321
Less:
Redemptions (redeemed in September 2024, paid in October 2024)	(1,423,594)
Plus:
Remeasurement of carrying value to redemption value	63,908
Series A common stock subject to possible redemption, September 30, 2024	$6,127,635

As of December 31, 2023 and 2022, the Series A common stock reflected in the consolidated balance sheet are reconciled in the following table:
Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(8,100,000)
Series A common stock issuance costs	(16,699,058)
Plus:
Remeasurement of carrying value to redemption value	33,896,988
Series A common stock subject to possible redemption, December 31, 2022	$309,097,930
Less:
Redemption	(276,471,460)
Redemptions (redeemed in December 2023, paid in January 2024)	(29,728,990)
Plus:
Remeasurement of carrying value to redemption value	4,395,161
Series A common stock subject to possible redemption, December 31, 2023	$7,292,641

Schedule of Basic and Diluted Net (Loss) Income Per Common Stock	The following table reflects the calculation of basic and diluted net (loss) income per common stock (in dollars, except per share amounts):
	For the Three Months Ended September 30,
	2024		2023
	Redeemable Series A	Non redeemable Series A and Series B	Redeemable Series A	Non redeemable Series A and Series B
Basic and diluted net (loss) income per common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(26,761)	$(308,339)	$(44,630)	$—
Denominator:
Basic and diluted weighted average shares outstanding	650,940	7,500,000	10,935,691	—

Basic and diluted net (loss) income per common stock	$(0.04)	$(0.04)	$(0.00)	$—
	For the Nine Months Ended September 30,
	2024		2023
	Redeemable Series A	Non redeemable Series A and Series B	Redeemable Series A	Non redeemable Series A and Series B
Basic and diluted net (loss) income per common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(139,696)	$(1,582,979)	$2,437,328	$391,373
Denominator:
Basic and diluted weighted average shares outstanding	661,867	7,500,000	18,477,615	2,967,034

Basic and diluted net (loss) income per common stock	$(0.21)	$(0.21)	$0.13	$0.13
The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):
	For the Year Ended December 31,
	2023		2022
	Redeemable	Non redeemable Series A and Series B	Series A	Series B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$1,693,350	$1,128,109	$701,826	$185,092
Denominator:
Basic and diluted weighted average shares outstanding	11,257,894	7,500,000	28,438,356	7,500,000
Basic and diluted net income per common stock	$0.15	$0.15	$0.02	0.02